Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Deferred Revenue

	2020	2019
	Million	Million
As of January 1
- Current portion	57,825	63,185
- Non-current portion	6,861	4,881

	64,686	68,066
Additions during the year	260,950	256,432
Recognized in the consolidated statements of comprehensive income	(238,007)	(259,812)

As of December 31	87,629	64,686
Less: c urrent portion	(79,028)	(57,825)

Non-current portion	8,601	6,861